Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 16, 2022
Prospectus Date	Dec. 16, 2022
Invesco 1-30 Laddered Treasury ETF | Invesco 1-30 Laddered Treasury ETF
Prospectus:
Trading Symbol	PLW
Invesco California AMT-Free Municipal Bond ETF | Invesco California AMT-Free Municipal Bond ETF
Prospectus:
Trading Symbol	PWZ
Invesco CEF Income Composite ETF | Invesco CEF Income Composite ETF
Prospectus:
Trading Symbol	PCEF
Invesco DWA SmallCap Momentum ETF | Invesco DWA SmallCap Momentum ETF
Prospectus:
Trading Symbol	DWAS
Invesco ESG NASDAQ 100 ETF | Invesco ESG NASDAQ 100 ETF
Prospectus:
Trading Symbol	QQMG
Invesco ESG NASDAQ Next Gen 100 ETF | Invesco ESG NASDAQ Next Gen 100 ETF
Prospectus:
Trading Symbol	QQJG
Invesco ESG S&P 500 Equal Weight ETF | Invesco ESG S&P 500 Equal Weight ETF
Prospectus:
Trading Symbol	RSPE
Invesco Fundamental High Yield Corporate Bond ETF | Invesco Fundamental High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	PHB
Invesco Fundamental Investment Grade Corporate Bond ETF | Invesco Fundamental Investment Grade Corporate Bond ETF
Prospectus:
Trading Symbol	PFIG
Invesco KBW Bank ETF | Invesco KBW Bank ETF
Prospectus:
Trading Symbol	KBWB
Invesco KBW High Dividend Yield Financial ETF | Invesco KBW High Dividend Yield Financial ETF
Prospectus:
Trading Symbol	KBWD
Invesco KBW Premium Yield Equity REIT ETF | Invesco KBW Premium Yield Equity REIT ETF
Prospectus:
Trading Symbol	KBWY
Invesco KBW Property & Casualty Insurance ETF | Invesco KBW Property & Casualty Insurance ETF
Prospectus:
Trading Symbol	KBWP
Invesco KBW Regional Banking ETF | Invesco KBW Regional Banking ETF
Prospectus:
Trading Symbol	KBWR
Invesco NASDAQ 100 ETF | Invesco NASDAQ 100 ETF
Prospectus:
Trading Symbol	QQQM
Invesco Nasdaq Biotechnology ETF | Invesco Nasdaq Biotechnology ETF
Prospectus:
Trading Symbol	IBBQ
Invesco NASDAQ Next Gen 100 ETF | Invesco NASDAQ Next Gen 100 ETF
Prospectus:
Trading Symbol	QQQJ
Invesco National AMT-Free Municipal Bond ETF | Invesco National AMT-Free Municipal Bond ETF
Prospectus:
Trading Symbol	PZA
Invesco New York AMT-Free Municipal Bond ETF | Invesco New York AMT-Free Municipal Bond ETF
Prospectus:
Trading Symbol	PZT
Invesco PHLX Semiconductor ETF | Invesco PHLX Semiconductor ETF
Prospectus:
Trading Symbol	SOXQ
Invesco Preferred ETF | Invesco Preferred ETF
Prospectus:
Trading Symbol	PGX
Invesco PureBeta MSCI USA ETF | Invesco PureBeta MSCI USA ETF
Prospectus:
Trading Symbol	PBUS
Invesco PureBeta MSCI USA Small Cap ETF | Invesco PureBeta MSCI USA Small Cap ETF
Prospectus:
Trading Symbol	PBSM
Invesco PureBeta US Aggregate Bond ETF | Invesco PureBeta US Aggregate Bond ETF
Prospectus:
Trading Symbol	PBND
Invesco Russell 1000 Enhanced Equal Weight ETF | Invesco Russell 1000 Enhanced Equal Weight ETF
Prospectus:
Trading Symbol	USEQ
Invesco Russell 1000 Equal Weight ETF | Invesco Russell 1000 Equal Weight ETF
Prospectus:
Trading Symbol	EQAL
Invesco Russell 1000 Low Beta Equal Weight ETF | Invesco Russell 1000 Low Beta Equal Weight ETF
Prospectus:
Trading Symbol	USLB
Invesco S&P 500 Enhanced Value ETF | Invesco S&P 500 Enhanced Value ETF
Prospectus:
Trading Symbol	SPVU
Invesco S&P 500 ex-Rate Sensitive Low Volatility ETF | Invesco S&P 500 ex-Rate Sensitive Low Volatility ETF
Prospectus:
Trading Symbol	XRLV
Invesco S&P 500 High Beta ETF | Invesco S&P 500 High Beta ETF
Prospectus:
Trading Symbol	SPHB
Invesco S&P 500 High Dividend Low Volatility ETF | Invesco S&P 500 High Dividend Low Volatility ETF
Prospectus:
Trading Symbol	SPHD
Invesco S&P 500 Low Volatility ETF | Invesco S&P 500 Low Volatility ETF
Prospectus:
Trading Symbol	SPLV
Invesco S&P 500 Minimum Variance ETF | Invesco S&P 500 Minimum Variance ETF
Prospectus:
Trading Symbol	SPMV
Invesco S&P 500 Momentum ETF | Invesco S&P 500 Momentum ETF
Prospectus:
Trading Symbol	SPMO
Invesco S&P 500 QVM Multi-factor ETF | Invesco S&P 500 QVM Multi-factor ETF
Prospectus:
Trading Symbol	QVML
Invesco S&P 500 Revenue ETF | Invesco S&P 500 Revenue ETF
Prospectus:
Trading Symbol	RWL
Invesco S&P MidCap 400 QVM Multi-factor ETF | Invesco S&P MidCap 400 QVM Multi-factor ETF
Prospectus:
Trading Symbol	QVMM
Invesco S&P MidCap 400 Revenue ETF | Invesco S&P MidCap 400 Revenue ETF
Prospectus:
Trading Symbol	RWK
Invesco S&P MidCap Low Volatility ETF | Invesco S&P MidCap Low Volatility ETF
Prospectus:
Trading Symbol	XMLV
Invesco S&P SmallCap 600 QVM Multi-factor ETF | Invesco S&P SmallCap 600 QVM Multi-factor ETF
Prospectus:
Trading Symbol	QVMS
Invesco S&P SmallCap 600 Revenue ETF | Invesco S&P SmallCap 600 Revenue ETF
Prospectus:
Trading Symbol	RWJ
Invesco S&P SmallCap Consumer Discretionary ETF | Invesco S&P SmallCap Consumer Discretionary ETF
Prospectus:
Trading Symbol	PSCD
Invesco S&P SmallCap Consumer Staples ETF | Invesco S&P SmallCap Consumer Staples ETF
Prospectus:
Trading Symbol	PSCC
Invesco S&P SmallCap Energy ETF | Invesco S&P SmallCap Energy ETF
Prospectus:
Trading Symbol	PSCE
Invesco S&P SmallCap Financials ETF | Invesco S&P SmallCap Financials ETF
Prospectus:
Trading Symbol	PSCF
Invesco S&P SmallCap Health Care ETF | Invesco S&P SmallCap Health Care ETF
Prospectus:
Trading Symbol	PSCH
Invesco S&P SmallCap High Dividend Low Volatility ETF | Invesco S&P SmallCap High Dividend Low Volatility ETF
Prospectus:
Trading Symbol	XSHD
Invesco S&P SmallCap Industrials ETF | Invesco S&P SmallCap Industrials ETF
Prospectus:
Trading Symbol	PSCI
Invesco S&P SmallCap Information Technology ETF | Invesco S&P SmallCap Information Technology ETF
Prospectus:
Trading Symbol	PSCT
Invesco S&P SmallCap Low Volatility ETF | Invesco S&P SmallCap Low Volatility ETF
Prospectus:
Trading Symbol	XSLV
Invesco S&P SmallCap Materials ETF | Invesco S&P SmallCap Materials ETF
Prospectus:
Trading Symbol	PSCM
Invesco S&P SmallCap Quality ETF | Invesco S&P SmallCap Quality ETF
Prospectus:
Trading Symbol	XSHQ
Invesco S&P SmallCap Utilities & Communication Services ETF | Invesco S&P SmallCap Utilities & Communication Services ETF
Prospectus:
Trading Symbol	PSCU
Invesco S&P Ultra Dividend Revenue ETF | Invesco S&P Ultra Dividend Revenue ETF
Prospectus:
Trading Symbol	RDIV
Invesco Senior Loan ETF | Invesco Senior Loan ETF
Prospectus:
Trading Symbol	BKLN
Invesco Solar ETF | Invesco Solar ETF
Prospectus:
Trading Symbol	TAN
Invesco Taxable Municipal Bond ETF | Invesco Taxable Municipal Bond ETF
Prospectus:
Trading Symbol	BAB
Invesco Treasury Collateral ETF | Invesco Treasury Collateral ETF
Prospectus:
Trading Symbol	CLTL
Invesco Variable Rate Preferred ETF | Invesco Variable Rate Preferred ETF
Prospectus:
Trading Symbol	VRP
Invesco VRDO Tax-Free ETF | Invesco VRDO Tax-Free ETF
Prospectus:
Trading Symbol	PVI